Other Liabilities	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Other Liabilities
22	Other Liabilities

As at October 31 ($ millions)	2020	2019 (1)
Accrued interest	$2,244	$2,902
Lease liabilities (2)	3,475	–
Accounts payable and accrued expenses	5,441	5,924
Current tax liabilities	743	342
Deferred tax liabilities (Note 27)	1,073	1,307
Gold and silver certificates and bullion	1,112	4,124
Margin and collateral accounts	8,622	5,826
Segregated fund liabilities	2,248	2,405
Payables to brokers, dealers and clients	624	377
Provisions (Note 23)	125	210
Allowance for credit losses on off-balance sheet exposures (Note 13)	101	56
Pension liabilities (Note 28)	2,202	1,692
Other liabilities of subsidiaries and structured entities	25,938	22,626
Other	8,656	6,691
Total	$62,604	$54,482
(1)	Prior period amounts have been restated to conform with current period presentation.
(2)	Presents discounted value of lease liabilities.
The table below sets out a maturity analysis of undiscounted lease liabilities showing the lease payments to be made after the reporting date:

As at October 31 ($ millions)	2020
Within 1 year	$451
1 to 2 years	434
2 to 3 years	420
3 to 4 years	403
4 to 5 years	367
After 5 years	2,080
Total	$4,155